UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: President & Chief Investment Officer
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		February 12, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 16
Form 13F Information Table Value Total: 99220


List of Other Included Managers:	NONE

                               FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2 COLUMN 3   COLUMNCOLUMN 5         COLUMN 6COLUMN 7COLUMN 8

                                          VALUE SHRS OR SH/ PUT/ INVESTME OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CUSIP      (x$100PRN AMT PRN CALL DISCRETIMANAGERS  SOLE  SHARED NONE
AEGON NV              COM      7924103      2701  419458SH       SOLE              419458
CANADIANSOLAR INC     COM      136635109    2372  697726SH       SOLE              697726
CHINA XINIYA FASHION LADR      16950W105    4565 3936194SH       SOLE             3936194
CHINA YUCHAI INTL LTD COM      G21082105   36164 2293248SH       SOLE             2293248
CHIQUITA BRANDS INTL ICOM      170032809   13638 1653115SH       SOLE             1653115
CORINTHIAN COLLEGES INCOM      218868107    2107  860000SH       SOLE              860000
ITT EDUCATIONAL SERVICCOM      45068B109    1942  112200SH       SOLE              112200
JA SOLAR HOLDINGS CO LADR      466090925     461  108000SH       SOLE              108000
MOLYCORP INC          COM      608753208    2692  285250SH       SOLE              285250
QIAO XING MOBILE COMM COM      G73031109     524 4368011SH       SOLE             4368011
QIAO XING UNIV RESOURCCOM      G7303A109     102 1141994SH       SOLE             1141994
SUNPOWER CORP COM     COM      867652406     562  123512SH       SOLE              123512
SUNTECH POWER HOLDINGSADR      86800C922    4267 2789106SH       SOLE             2789106
TRINA SOLAR LTD-SPON AADR      8962E8104    2248  518200SH       SOLE              518200
UTSTARCOM INC         COM      918076100   2247721796760SH       SOLE            21796760
YINGLI GREEN ENERGY HOCOM      98584B103    2398 1020562SH       SOLE             1020562
                                           99220

</SEC-DOCUMENT>